Document and Entity Information	Jan. 28, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Registrant Name	Fidelity Commonwealth Trust
Central Index Key	0000205323
Investment Company Type	N-1A
Amendment Flag	false